Financial instruments by category - Fair values based on recognized valuation methods (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ 6,003
Level 1 | Futures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	5,790
Level 1 | Options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	242
Level 2 | NDF
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ (29)